Employees' Leaving Entitlement - Summary of Changes To Employees' Leaving Entitlement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	€ 17,181	€ 18,820
Current service cost	111	148
Interest expense	253	235
Benefits paid	(2,039)	(1,449)
Actuarial gains/(losses)	615	(573)
Ending balance	€ 16,121	€ 17,181